GOODWILL AND OTHER INTANGIBLE ASSETS - Estimated Amortization Expense for Intangibles (Details) - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity
2021	$ 12,074
2022	11,759
2023	11,018
2024	10,795
2025	7,900
Thereafter	18,706
Net Value	$ 72,252	$ 48,313